CONCENTRATIONS	6 Months Ended	11 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
CONCENTRATIONS	NOTE 11 – CONCENTRATIONS For the six months ended June 30, 2011 and the period from January 22, 2010 inception to June 30, 2011 one customer accounted for 39% and 15% of total sales, respectively.	NOTE 9 CONCENTRATIONS For the period from January 22, 2010 inception to December 31, 2010 two customers accounted for 20% and 11%, respectively of net revenues.